FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/06
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................    6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

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

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.9%
  COMMERCIAL SERVICES 1.3%
  Robert Half International Inc. ........................................   United States       548,300   $   21,169,863
                                                                                                          --------------
  COMMUNICATIONS 4.4%
  Alltel Corp. ..........................................................   United States       318,700       20,635,825
  America Movil SA de CV, L, ADR ........................................      Mexico           527,600       18,075,576
a American Tower Corp., A ...............................................   United States       553,700       16,788,184
  Rogers Communications Inc., B .........................................      Canada           375,600       14,329,249
                                                                                                          --------------
                                                                                                              69,828,834
                                                                                                          --------------
  CONSUMER DURABLES 2.1%
a Electronic Arts Inc. ..................................................   United States       417,200       22,829,184
  Harman International Industries Inc. ..................................   United States        99,900       11,101,887
                                                                                                          --------------
                                                                                                              33,931,071
                                                                                                          --------------
  CONSUMER NON-DURABLES 3.5%
  PepsiCo Inc. ..........................................................   United States       222,100       12,835,159
  Procter & Gamble Co. ..................................................   United States       385,800       22,229,796
  Wm. Wrigley Jr. Co. ...................................................   United States       308,300       19,731,200
                                                                                                          --------------
                                                                                                              54,796,155
                                                                                                          --------------
  CONSUMER SERVICES 6.9%
  Carnival Corp. ........................................................   United States       337,200       15,973,164
  International Game Technology .........................................   United States     1,048,000       36,910,560
a Pixar .................................................................   United States       242,300       15,541,122
  Starwood Hotels & Resorts Worldwide Inc. ..............................   United States       132,600        8,980,998
a Univision Communications Inc., A ......................................   United States       637,500       21,974,625
a XM Satellite Radio Holdings Inc., A ...................................   United States       406,200        9,046,074
                                                                                                          --------------
                                                                                                             108,426,543
                                                                                                          --------------
  ELECTRONIC TECHNOLOGY 18.7%
a Agilent Technologies Inc. .............................................   United States       591,400       22,207,070
a Apple Computer Inc. ...................................................   United States       128,000        8,028,160
  Applied Materials Inc. ................................................   United States     1,127,100       19,735,521
  The Boeing Co. ........................................................   United States       273,900       21,345,027
a Broadcom Corp., A .....................................................   United States       370,800       16,003,728
a Cisco Systems Inc. ....................................................   United States     1,545,400       33,488,818
a Dell Inc. .............................................................   United States       391,000       11,636,160
a EMC Corp. .............................................................   United States     1,154,700       15,738,561
  Harris Corp. ..........................................................   United States       362,700       17,152,083
  Intel Corp. ...........................................................   United States       872,300       16,879,005
  KLA-Tencor Corp. ......................................................   United States       368,600       17,825,496
a Marvell Technology Group Ltd. .........................................      Bermuda          232,300       12,567,430
a Network Appliance Inc. ................................................   United States       334,000       12,034,020
  Nokia Corp., ADR ......................................................      Finland          998,600       20,690,992
a NVIDIA Corp. ..........................................................   United States       263,800       15,105,188
  QUALCOMM Inc. .........................................................   United States       581,300       29,419,593
  Xilinx Inc. ...........................................................   United States       248,200        6,319,172
                                                                                                          --------------
                                                                                                             296,176,024
                                                                                                          --------------


                                          Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY           SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS 2.3%
  ConocoPhillips ........................................................   United States       187,500   $   11,840,625
  Devon Energy Corp. ....................................................   United States       393,600       24,076,512
                                                                                                          --------------
                                                                                                              35,917,137
                                                                                                          --------------
  FINANCE 11.6%
  AFLAC Inc. ............................................................   United States       481,100       21,712,043
a Berkshire Hathaway Inc., A ............................................   United States           230       20,780,500
  BlackRock Inc., A .....................................................   United States       111,800       15,652,000
  Brown & Brown Inc. ....................................................   United States       655,300       21,755,960
  Countrywide Financial Corp. ...........................................   United States       555,613       20,390,997
a E*TRADE Financial Corp. ...............................................   United States       890,600       24,028,388
  Golden West Financial Corp. ...........................................   United States       358,900       24,369,310
  Marsh & McLennan Cos. Inc. ............................................   United States       553,300       16,244,888
  Wells Fargo & Co. .....................................................   United States       292,700       18,694,749
                                                                                                          --------------
                                                                                                             183,628,835
                                                                                                          --------------
  HEALTH SERVICES 2.9%
a Caremark Rx Inc. ......................................................   United States       467,900       23,011,322
a WellPoint Inc. ........................................................   United States       287,900       22,292,097
                                                                                                          --------------
                                                                                                              45,303,419
                                                                                                          --------------
  HEALTH TECHNOLOGY 11.8%
a Affymetrix Inc. .......................................................   United States       327,500       10,784,575
a Amgen Inc. ............................................................   United States       223,200       16,237,800
a Boston Scientific Corp. ...............................................   United States       800,200       18,444,610
a Celgene Corp. .........................................................   United States       349,400       15,450,468
a Endo Pharmaceuticals Holdings Inc. ....................................   United States       221,600        7,270,696
a Genzyme Corp. .........................................................   United States        82,300        5,532,206
  Johnson & Johnson .....................................................   United States       377,010       22,326,532
  Roche Holding AG, ADR .................................................    Switzerland        394,100       29,715,140
  Schering-Plough Corp. .................................................   United States       944,600       17,937,954
a Varian Medical Systems Inc. ...........................................   United States       401,900       22,570,704
  Wyeth .................................................................   United States       434,300       21,072,236
                                                                                                          --------------
                                                                                                             187,342,921
                                                                                                          --------------
  INDUSTRIAL SERVICES 2.0%
  Halliburton Co. .......................................................   United States       201,900       14,742,738
a National-Oilwell Varco Inc. ...........................................   United States       257,200       16,491,664
                                                                                                          --------------
                                                                                                              31,234,402
                                                                                                          --------------
  NON-ENERGY MINERALS 0.7%
  Southern Copper Corp. .................................................   United States       137,200       11,590,656
                                                                                                          --------------
  PROCESS INDUSTRIES 1.9%
  Bunge Ltd. ............................................................   United States       541,600       30,172,536
                                                                                                          --------------
  PRODUCER MANUFACTURING 6.6%
  3M Co. ................................................................   United States       287,100       21,730,599
  Danaher Corp. .........................................................   United States       148,800        9,456,240
  General Electric Co. ..................................................   United States       461,900       16,064,882


4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING (CONTINUED)
  Tyco International Ltd. ...............................................   United States       838,900   $   22,549,632
  United Technologies Corp. .............................................   United States       593,700       34,416,789
                                                                                                          --------------
                                                                                                             104,218,142
                                                                                                          --------------
  RETAIL TRADE 3.6%
  Lowe's Cos. Inc. ......................................................   United States       431,100       27,780,084
  Target Corp. ..........................................................   United States       192,100        9,991,121
  Wal-Mart Stores Inc. ..................................................   United States       395,800       18,697,592
                                                                                                          --------------
                                                                                                              56,468,797
                                                                                                          --------------
  TECHNOLOGY SERVICES 9.6%
  Adobe Systems Inc. ....................................................   United States       283,000        9,882,360
a Google Inc., A ........................................................   United States        41,800       16,302,000
  Infosys Technologies Ltd., ADR ........................................       India           188,400       14,668,824
  Microsoft Corp. .......................................................   United States     1,165,500       31,713,255
  Paychex Inc. ..........................................................   United States       539,900       22,492,234
  SAP AG, ADR ...........................................................      Germany          656,800       35,677,376
a Yahoo! Inc. ...........................................................   United States       670,700       21,636,782
                                                                                                          --------------
                                                                                                             152,372,831
                                                                                                          --------------
  TRANSPORTATION 6.8%
  C.H. Robinson Worldwide Inc. ..........................................   United States       617,600       30,317,984
  Expeditors International of Washington Inc. ...........................   United States       296,600       25,623,274
  FedEx Corp. ...........................................................   United States       160,400       18,115,576
  Southwest Airlines Co. ................................................   United States     1,868,800       33,619,712
                                                                                                          --------------
                                                                                                             107,676,546
                                                                                                          --------------
  UTILITIES 1.2%
  FirstEnergy Corp. .....................................................   United States       379,000       18,533,100
                                                                                                          --------------
  TOTAL COMMON STOCKS (COST $1,299,284,218) .............................                                  1,548,787,812
                                                                                                          --------------
  SHORT TERM INVESTMENT (COST $26,631,254) 1.7%
  MONEY MARKET FUND 1.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..   United States    26,631,254       26,631,254
                                                                                                          --------------
  TOTAL INVESTMENTS (COST $1,325,915,472) 99.6% .........................                                  1,575,419,066
  OTHER ASSETS, LESS LIABILITIES 0.4% ...................................                                      5,934,487
                                                                                                          --------------
  NET ASSETS 100.0% .....................................................                                 $1,581,353,553
                                                                                                          ==============

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Capital Growth Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund).

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................    $  1,328,884,145
                                                        ================

Unrealized appreciation ............................    $    302,892,572
Unrealized depreciation ............................         (56,357,651)
                                                        ----------------
Net unrealized appreciation (depreciation) .........    $    246,534,921
                                                        ================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/JIMMY D. GAMBILL
   -------------------
     Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006












                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of FRANKLIN  CAPITAL  GROWTH
FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/GALEN G. VETTER
Chief Financial Officer